Significant accounting policies and judgements (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of List Of Accounting Policies [Abstract]
Schedule of impairment losses	This impairment loss was allocated to assets as follows:

June 30, 2025
Intangible assets and goodwill	494,506
Property, plant and equipment	244,344
Vehicles under operating leases	497
Total impairment expense	739,347